0TYPE 13F-HR
PERIOD 06/30/07
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007



Check here if Amendment   [ ]  ;    Amendment Number:
This Amendment   (Check only one.) : [  ]  is a restatement.
						 [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia August 9, 2007

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$ 1,627,687MM


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None




3M CO                              Com 88579Y101        44,161   508,825 SH    Sole             438,700        70,125
ABBOTT LABORATORIES                Com 002824100         8,365   156,200 SH    Sole             134,600        21,600
ALCOA                              Com 013817101        43,258 1,067,300 SH    Sole             920,800       146,500
ALLSTATE CORPORATION               Com 020002101        51,576   838,500 SH    Sole             722,800       115,700
ALTRIA GROUP INC                   Com 02209S103        35,919   512,103 SH    Sole             453,020        59,083
AMERICAN ELECTRIC POWER            Com 025537101         7,810   173,400 SH    Sole             148,500        24,900
AMERICAN INTERNATIONAL GROUP       Com 026874107        31,027   443,050 SH    Sole             381,950        61,100
ANHEUSER BUSCH COS INC             Com 035229103         7,876   151,000 SH    Sole             131,600        19,400
AT&T INC                           Com 00206R102        72,843 1,755,248 SH    Sole           1,514,416       240,832
BAKER HUGHES INC                   Com 057224107        24,886   295,800 SH    Sole             259,100        36,700
BANK OF AMERICA CORP               Com 060505104        40,794   834,400 SH    Sole             719,100       115,300
BLACK & DECKER CORP                Com 091797100        35,293   399,650 SH    Sole             344,850        54,800
BRISTOL-MYERS SQUIBB               Com 110122108         9,023   285,900 SH    Sole             245,400        40,500
CBS CORP                           Com 124857202         8,123   243,800 SH    Sole             209,800        34,000
CHEVRON CORP                       Com 166764100        71,423   847,850 SH    Sole             731,050       116,800
CIGNA                              Com 125509109        38,040   728,450 SH    Sole             628,550        99,900
CITIGROUP INC                      Com 172967101        57,594 1,122,900 SH    Sole             968,320       154,580
COCA COLA CO                       Com 191216100         8,197   156,700 SH    Sole             134,900        21,800
CONOCOPHILLIPS                     Com 20825C104        59,931   763,450 SH    Sole             658,650       104,800
DOW CHEMICAL                       Com 260543103        43,855   991,750 SH    Sole             855,350       136,400
DUPONT                             Com 263534109        43,672   859,017 SH    Sole             742,174       116,843
ENTERGY CORP                       Com 29364G103         8,652    80,600 SH    Sole              69,100        11,500
EXELON CORP                        Com 30161N101         8,590   118,324 SH    Sole             101,224        17,100
EXXON MOBIL CORP.                  Com 30231G102        48,659   580,100 SH    Sole             500,519        79,581
GENERAL DYNAMICS CORP              Com 369550108        23,505   300,500 SH    Sole             262,500        38,000
GENERAL ELECTRIC                   Com 369604103        63,844 1,667,825 SH    Sole           1,436,450       231,375
GENERAL MTRS CORP                  Com 370442105         9,739   257,650 SH    Sole             223,050        34,600
GOLDMAN SACHS GROUP                Com 38141G104        13,471    62,150 SH    Sole              53,550         8,600
HARTFORD FINL SVCS                 Com 416515104        33,469   339,750 SH    Sole             292,850        46,900
HEINZ                              Com 423074103         8,008   168,700 SH    Sole             145,200        23,500
HONEYWELL INTL INC                 Com 438516106        28,769   511,175 SH    Sole             440,900        70,275
INTERNATIONAL BUSINESS MACHINES    Com 459200101        40,493   384,735 SH    Sole             331,775        52,960
INTERNATIONAL PAPER                Com 460146103         8,673   222,088 SH    Sole             191,088        31,000
JOHNSON & JOHNSON                  Com 478160104         7,006   113,700 SH    Sole              97,600        16,100
JPMORGAN CHASE & CO.               Com 46625H100        64,467 1,330,590 SH    Sole           1,147,198       183,392
KRAFT FOODS INC                    Com 50075N104        12,094   343,088 SH    Sole             302,204        40,884
LEHMAN BROTHERS HOLDINGS INC.      Com 524908100         5,139    67,800 SH    Sole              58,400         9,400
LIMITED BRANDS INC                 Com 532716107        52,119 1,898,700 SH    Sole           1,638,200       260,500
MCDONALDS CORP                     Com 580135101         8,726   171,900 SH    Sole             147,900        24,000
MERCK & CO. INC.                   Com 589331107        47,046   944,689 SH    Sole             814,249       130,440
MERRILL LYNCH & CO INC             Com 590188108        39,512   472,750 SH    Sole             407,450        65,300
MORGAN STANLEY                     Com 617446448        45,379   541,000 SH    Sole             466,400        74,600
PFIZER INC                         Com 717081103        71,429 2,793,470 SH    Sole           2,405,650       387,820
REGIONS FINANCIAL CORP             Com 7591EP100        34,768 1,050,400 SH    Sole             904,900       145,500
SARA LEE CORP                      Com 803111103         7,774   446,800 SH    Sole             384,500        62,300
SOUTHERN CO.                       Com 842587107         6,858   199,991 SH    Sole             171,100        28,891
TIME WARNER INC                    Com 887317105        21,934 1,042,500 SH    Sole             897,600       144,900
US BANCORP DEL                     Com 902973304        27,343   829,821 SH    Sole             713,191       116,630
VERIZON COMMUNICATIONS             Com 92343V104        82,432 2,002,230 SH    Sole           1,726,340       275,890
WACHOVIA CORP 2ND                  Com 929903102         6,780   132,300 SH    Sole             113,800        18,500
WELLS FARGO & CO                   Com 949746101        38,835 1,104,200 SH    Sole             951,200       153,000
WEYERHAEUSER CORP.                 Com 962166104         8,509   107,800 SH    Sole              92,800        15,000

                                                  $1,627,687




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